PROPERTY, PLANT AND EQUIPMENT - Schedule of fleet composition (Details)	Dec. 31, 2023	Dec. 31, 2022 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	295	276
Number of aircraft with a short-term lease		1
B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	11	15
B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	17	14
B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	10
B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	10	10
B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	26	21
A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	12	13
A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	129	128
A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	24	16
A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	49	49
A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	7	0
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	151	158
Aircraft | B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	11	15
Aircraft | B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	16	13
Aircraft | B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	4	4
Aircraft | B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	4	4
Aircraft | B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	2	2
Aircraft | A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	11	12
Aircraft | A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	83	88
Aircraft | A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	1	1
Aircraft | A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	19	19
Aircraft | A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	144	118
Right of use | B-767-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	0	0
Right of use | B-767-300F
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	1	1
Right of use | B-777-300ER
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	6	6
Right of use | B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	6	6
Right of use | B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	24	19
Right of use | A-319-100
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	1	1
Right of use | A-320-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	46	40
Right of use | A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	23	15
Right of use | A-321-200
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	30	30
Right of use | A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Total fleet	7	0